Related Party Transactions and Balances (Tables)	6 Months Ended
Jan. 31, 2022
Disclosure of transactions between related parties [abstract]
Schedule of Key Management Transactions

During the three and six months period ended January 31, 2022 and 2021, the Company incurred the following expenses charged by directors and key management personnel or companies controlled by these individuals:

	Three month period ended January 31,		Six month period ended January 31,
	2022	2021 Restated (Note 2)	2022	2021 Restated (Note 2)

a) Paid or accrued professional fees to a company controlled by an officer of the Company	$79,121	$8,547	$98,294	$17,094
b) Paid or accrued consulting fees to companies controlled by individual directors.	$16,460	$7,786	$37,672	$15,926
c) Paid or accrued wages and consulting fees to directors	$243,297	$91,489	$455,405	$200,936
d) Share based compensation to directors and officers	$1,045,957	$-	$1,045,957	$-